SCHEDULE OF EQUITY METHOD INVESTMENTS (Details)	Jun. 30, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Carrying value	$ 818,266
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 489,513
Qingdao Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	47.00%
Carrying value	$ 111,638
Yunnan Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Carrying value	$ 203,097
Jiangsu Taoping IoT Technology Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%
Carrying value	$ 165,855
Jiangsu Taoping New Media Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.00%
Carrying value	$ 8,923